SHARE-BASED PAYMENT (summary of warrants (excluding pre-funded warrants) activity and related information ) (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Weighted average exercise price
Outstanding, Beginning balance	$ 0.68	$ 0.00	$ 0.00
Granted	0.11		0.68
Forfeited			(0.00)
Exercised		$ 0.2	0.00
Outstanding, Ending balance	0.24		$ 0.68	$ 0.00
Vested and expected to vest at June 30, 2022 (unaudited)	0.24
Exercisable at June 30, 2022 (unaudited)	$ 0.24
Weighted average remaining contractual life
Outstanding				0 years
Granted	3 years 8 months 23 days		2 years 10 days
Vested and expected to vest at June 30, 2022 (unaudited)	3 years 2 months 15 days
Exercisable at June 30, 2022 (unaudited)	3 years 2 months 15 days		2 years 10 days
Class A Ordinary shares
Number of options
Ordinary shares, Beginning balance	100,000,000
Ordinary shares, Granted	320,000,000		100,000,000
Ordinary shares, Ending balance	420,000,000		100,000,000
Number of shares options vested	420,000,000
Ordinary shares, Exercisable	420,000,000